Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 596	$ 901
Financial liabilities	596	901
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	48,199	41,689
Financial liabilities	51,358	46,043
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	48,795	42,590
Financial liabilities	$ 51,954	$ 46,944